Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule of direct risk exposure to bank's directors and the guarantees provided (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	€ 302,861,000	€ 279,589,000	€ 274,075,000
Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	16,901,000	15,435,000	€ 12,856,000
Directors
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	143	94
Directors | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	143	94
Directors | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Ana Botín
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	26
Directors | Ana Botín | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	26
Directors | Ana Botín | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Héctor Grisi
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	8
Directors | Héctor Grisi | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	8
Directors | Héctor Grisi | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	4
Directors | José Antonio Álvarez | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	4
Directors | José Antonio Álvarez | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Glenn Hutchins | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Glenn Hutchins | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Antonio Weiss
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Antonio Weiss | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Antonio Weiss | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Belén Romana
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Belén Romana | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Belén Romana | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Bruce Carnegie Brown
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Bruce Carnegie Brown | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Bruce Carnegie Brown | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Germán de la Fuente
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Germán de la Fuente | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Germán de la Fuente | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Gina Díez
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	5	1
Directors | Gina Díez | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	5	1
Directors | Gina Díez | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Henrique de Castro
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Henrique de Castro | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Henrique de Castro | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Homaira Akbari
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Homaira Akbari | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Homaira Akbari | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Javier Botín
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	4
Directors | Javier Botín | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	4
Directors | Javier Botín | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Carlos Barrabés
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	138	0
Directors | Carlos Barrabés | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	138	0
Directors | Carlos Barrabés | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Luis Isasi
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Luis Isasi | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Luis Isasi | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Pamela Walkden
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Pamela Walkden | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Pamela Walkden | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Ramiro Mato
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Ramiro Mato | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Ramiro Mato | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	0
Directors | Sol Daurella
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	51
Directors | Sol Daurella | Loans and credits
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	0	51
Directors | Sol Daurella | Guarantees
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan and credits and guarantees	€ 0	€ 0